EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member]
Net periodic benefit cost:
Service cost	$ 2	$ 4	$ 5
Defined Benefit Plan, Interest Cost	71	57	52
Amortization of prior service costs	0	0	0
Amortization of net gain	(282)	(157)	(179)
Total net periodic benefit cost	(209)	(96)	(122)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net gain for the period	(195)	(515)	(23)
Amortization of prior service costs	0	0	0
Amortization of net gain	282	157	179
Total recognized loss (gain) in other comprehensive income	87	(358)	156
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ (122)	$ (454)	$ 34
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member] | Pre-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	7.30%	6.00%	6.00%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	7.30%	6.00%	6.00%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2031	2031	2029
Postretirement Medicare Plan [Member] | Post-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	9.25%	8.50%	6.50%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	8.30%	6.40%	6.50%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2031	2031	2029
Pension Plan [Member]
Net periodic benefit cost:
Defined Benefit Plan, Interest Cost	$ 891	$ 627	$ 575
Expected return on plan assets	(1,034)	(778)	(788)
Expected administrative expenses	200	200	100
Amortization of prior service costs	3	3	3
Amortization of net gain	123	0	27
Total net periodic benefit cost	183	52	(83)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net gain for the period	346	1,545	(1,038)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain	(123)	0	(27)
Total recognized loss (gain) in other comprehensive income	220	1,542	(1,068)
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ 403	$ 1,594	$ (1,151)
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Expected return on plan assets	5.60%	3.10%	3.10%
Rate of compensation increases